Comparative figures	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Comparative figures
55	Comparative figures

The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. Further details of the changes in accounting policies are disclosed in Note 2(b).